Financial assets and liabilities analysis per instrument class and strategy (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities analysis per instrument class and strategy
Summary of financial assets and liabilities disclosed in the balance sheet

The financial assets and liabilities disclosed in the balance sheet are detailed as follows:

As of December 31, 2020			Other
(M$)		Fair value through	Comprehensive	Fair value of
Assets / (Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	5,129	–	–	–	5,129	5,129
Other investments	–	1,224	783	–	2,007	2,007
Non-current financial assets	1,019	541	–	3,221	4,781	4,781
Other non-current assets	2,745	–	–	–	2,745	2,745
Accounts receivable, net(b)	14,068	–	–	–	14,068	14,068
Other operating receivables	6,615	1,428	–	–	8,043	8,043
Current financial assets	4,547	65	–	18	4,630	4,630
Cash and cash equivalents	31,268	–	–	–	31,268	31,268
Total financial assets	65,391	3,258	783	3,239	72,671	72,671
Total non-financial assets					193,461	–
TOTAL ASSETS					266,132	–
Non-current financial debt(a)	(58,470)	(118)	–	(1,615)	(60,203)	(66,210)
Accounts payable(b)	(23,574)	–	–	–	(23,574)	(23,574)
Other operating liabilities	(10,635)	(3,666)	–	(1)	(14,302)	(14,302)
Current borrowings(a)	(17,099)	–	–	–	(17,099)	(17,121)
Other current financial liabilities	–	(99)	–	(104)	(203)	(203)
Total financial liabilities	(109,778)	(3,883)	–	(1,720)	(115,381)	(121,410)
Total non-financial liabilities					(150,751)	–
TOTAL LIABILITIES					(266,132)	–
(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(1,844) million and $1,844 million on accounts payable.

As of December 31, 2019			Other
(M$)		Fair value through	Comprehensive	Fair value of
Assets / (Liabilities)	Amortized cost	P&L	Income	hedging instruments	Total	Fair value
Equity affiliates: loans	3,999	–	–	–	3,999	3,999
Other investments	–	1,272	506	–	1,778	1,778
Non-current financial assets	164	236	–	512	912	912
Other non-current assets	2,314	–	–	–	2,314	2,314
Accounts receivable, net(b)	18,488	–	–	–	18,488	18,488
Other operating receivables	6,713	4,791	–	2	11,506	11,506
Current financial assets	3,870	122	–	–	3,992	3,992
Cash and cash equivalents	27,352	–	–	–	27,352	27,352
Total financial assets	62,900	6,421	506	514	70,341	70,341
Total non-financial assets					202,953	–
TOTAL ASSETS					273,294	–
Non-current financial debt(a)	(46,035)	(44)	–	(1,694)	(47,773)	(50,921)
Accounts payable(b)	(28,394)	–	–	–	(28,394)	(28,394)
Other operating liabilities	(10,927)	(5,333)	–	(2)	(16,262)	(16,262)
Current borrowings(a)	(14,819)	–	–	–	(14,819)	(14,819)
Other current financial liabilities	–	(63)	–	(424)	(487)	(487)
Total financial liabilities	(100,175)	(5,440)	–	(2,120)	(107,735)	(110,883)
Total non-financial liabilities					(165,559)	–
TOTAL LIABILITIES					(273,294)	–

(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(2,073) million and $2,073 million on accounts payable.

As of December 31, 2018			Fair value through
(M$)		Fair value through	OCI - equity	Fair value of
Assets / (Liabilities)	Amortized cost	P&L	instruments	instruments hedge	Total	Fair value
Equity affiliates: loans	4,755	–	–	–	4,755	4,755
Other investments	–	1,059	362	–	1,421	1,421
Non-current financial assets	–	67	–	613	680	680
Other non-current assets	2,348	–	–	–	2,348	2,348
Accounts receivable, net(b)	17,270	–	–	–	17,270	17,270
Other operating receivables	6,994	2,731	–	8	9,733	9,733
Current financial assets	3,536	73	–	45	3,654	3,654
Cash and cash equivalents	27,907	–	–	–	27,907	27,907
Total financial assets	62,810	3,930	362	666	67,768	67,768
Total non-financial assets					188,994
TOTAL ASSETS					256,762
Non-current financial debt(a)	(38,220)	(29)	–	(1,880)	(40,129)	(41,281)
Accounts payable(b)	(26,134)	–	–	–	(26,134)	(26,134)
Other operating liabilities	(9,854)	(3,429)	–	(3)	(13,286)	(13,286)
Current borrowings	(13,306)	–	–	–	(13,306)	(13,306)
Other current financial liabilities	–	(183)	–	(295)	(478)	(478)
Total financial liabilities	(87,514)	(3,641)	–	(2,178)	(93,333)	(94,485)
Total non-financial liabilities					(163,429)
TOTAL LIABILITIES					(256,762)

(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (see Note 15 to the Consolidated Financial Statements).
(b)	The impact of offsetting on accounts receivable, net is $(2,903) million and $2,903 million on accounts payable.